Other liabilities and tax payable - other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current
Payables for buy-back agreements, current	€ 2,362	€ 1,941	€ 2,234
Accrued expenses and deferred income, current	783	1,133	1,573
Indirect tax payables, current	681		799
Payables to personnel, current	956		988
Social security payables, current	265		313
Amounts due to customers for contract work, current	93		190
Service contract liability, current	568	497	0
Other, current	1,349		1,838
Total Other liabilities, current	7,057	7,699	7,935
Non-current
Payables for buy-back agreements, non-current	0	0	0
Accrued expenses and deferred income, non-current	697	846	2,260
Indirect tax payables, non-current	16		19
Payables to personnel, non-current	16		16
Social security payables, non-current	4		6
Amounts due to customers for contract work, non-current	0		0
Service contract liability, non-current	1,521	1,397	0
Other, non-current	198		199
Total Other liabilities, non-current	2,452	2,483	2,500
Total
Payables for GDP and buy-back agreements	2,362	1,941	2,234
Accrued expenses and deferred income	1,480	1,979	3,833
Indirect tax payables	697		818
Payables to personnel	972		1,004
Social security payables	269		319
Construction contract liabilities (Note 14)	93		190
Service contract liability	2,089	1,894	0
Other	1,547		2,037
Total Other liabilities	€ 9,509	€ 10,182	€ 10,435